LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Summary of activity related to lease liabilities
Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2022. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $400 million as at December 31, 2022 (2021 - $338 million).

	Years ended December 31
(In millions of dollars)	2022	2021

Lease liabilities, beginning of year	1,957	1,835
Net additions	383	386
Interest expense on lease liabilities	80	74
Interest payments on lease liabilities	(76)	(69)
Principal payments of lease liabilities	(316)	(269)

Lease liabilities, end of year	2,028	1,957

Current liability	362	336
Long-term liability	1,666	1,621

Lease liabilities	2,028	1,957